                             SEI DAILY INCOME TRUST
                           STATEMENT OF CERTIFICATION
                             PURSUANT TO RULE 497(j)

SEI Daily Income Trust (the "Trust") hereby certifies that the form of Prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 under the Securities Act of 1933, as amended, would not have differed from those contained in Post-Effective Amendment No. 47 to the Trust's Registration Statement on Form N-1A (File Nos. 2-77048 and 811-3451) which was filed electronically on May 30, 2003 (Accession No. 0001047469-03-020208).



SEI Daily Income Trust

By: /s/ Timothy D. Barto
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Title: Vice President and Secretary
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Date: June 4, 2003
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